Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt
Short-term debt consists of the net current amounts due under long-term debt as follows:

	As of December 31,
(In $ millions)	2025	2024
2028 Notes	101.0	101.0
2030 Notes	42.6	33.7
Principal Outstanding	143.6	134.7
Deferred finance charges	(10.2)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Carrying Value Short-Term Debt	129.3	118.1
Long-term debt consists of the following:

	As of December 31,
(In $ millions)	2025	2024
2028 Notes	1,077.6	1,178.6
2030 Notes	749.4	626.9
$250m Convertible Bonds	239.4	239.4
Principal Outstanding	2,066.4	2,044.9
Deferred finance charges	(34.8)	(37.7)
Debt discount	(17.1)	(23.9)
Debt premium	6.5	9.2
Carrying Value Long-Term Debt	2,021.0	1,992.5

Schedule of Maturities of Long-term Debt	The scheduled maturities of our debt are as follows:

(In $ millions)	December 31, 2025
2026	143.6
2027	143.6
2028	1,258.6
2029	42.6
2030	621.6
Thereafter	—
Total	2,210.0